Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Current PEO(1)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Current PEO(1)(2)	Compensation Actually Paid to Former PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Company TSR(3)	Peer Group TSR(3)	Net Income ($000)	Revenue ($000)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	2,446,392	N/A	4,047,952	N/A	1,081,281	1,679,339	$302.15	$226.32	49,001	1,563,548
2022	2,362,627	N/A	1,367,724	N/A	1,096,401	718,359	$216.78	$175.64	21,376	1,301,674
2021	3,939,343	492,913	4,996,295	492,913	1,889,210	2,185,221	$275.79	$162.83	20,177	910,739

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
Fred J. Smith, III served as our principal executive officer (“PEO”) for each of fiscal 2023 and 2022 and a partial year in fiscal 2021. Charles E. Owens, our Vice Chairman, served as our PEO for a partial year in fiscal 2021. For fiscal 2023, our non-PEO NEOs were Messrs. Palmer, Hoffman, Harper, Flowers and Armstrong. For fiscal 2022 and 2021, our non-PEO NEOs were Messrs. Palmer, Harper, Flowers and Armstrong.

Peer Group Issuers, Footnote
For each of fiscal 2023, 2022 and 2021, TSR for the Company and the peer group was calculated as the yearly percentage change in cumulative TSR based on a deemed fixed investment of $100 at market close on September 30, 2020. The yearly percentage change in cumulative TSR was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from September 30, 2020 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. The peer group (the “Peer Group”) TSR set forth in this table utilizes the Dow Jones U.S. Heavy Construction Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K and included in our Annual Report on Form 10-K for the fiscal year ended September 30, 2023.

PEO Total Compensation Amount	$ 2,446,392	$ 2,362,627	$ 3,939,343
PEO Actually Paid Compensation Amount	$ 4,047,952	1,367,724	4,996,295
Adjustment To PEO Compensation, Footnote
For each of fiscal 2023, 2022 and 2021, the values included in this column for the compensation actually paid to our Current PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively, in the table above. For the former PEO, compensation actually paid in fiscal 2021 was equal to the Summary Compensation Table (“SCT”) total.

Current PEO	2023	2022	2021
SCT Total for Current PEO (b)	2,446,392	2,362,627	3,939,343
- SCT “Stock Awards” column value	-793,024	-1,179,480	-2,844,325
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	878,160	946,084	3,770,802
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	1,294,324	-775,879	—
[+/-] change in fair value of equity awards granted in the covered year that vested in the covered year	77,525	50,270	130,476
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	144,574	-35,898	—
Compensation Actually Paid to Current PEO (c)	4,047,952	1,367,724	4,996,295

Non-PEO NEO Average Total Compensation Amount	$ 1,081,281	1,096,401	1,889,210
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,679,339	718,359	2,185,221
Adjustment to Non-PEO NEO Compensation Footnote
For each of fiscal 2023, 2022 and 2021, the values included in this column for the compensation actually paid to our Current PEO and the average compensation actually paid to our non-PEO NEOs reflected the following adjustments to the values included in column (b) and column (d), respectively, in the table above. For the former PEO, compensation actually paid in fiscal 2021 was equal to the Summary Compensation Table (“SCT”) total.

Average for Non-PEO NEOs (d)	2023	2022	2021
SCT Total for Non-PEO NEOs (d)	1,081,281	1,096,401	1,889,210
- SCT “Stock Awards” column value	-303,469	-453,645	-1,141,819
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	332,716	362,249	1,412,072
[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	480,729	-296,622	—
[+/-] change in fair value of equity awards granted in the covered year that vested in the covered year	32,902	21,279	25,757
[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	55,180	-11,304	—
Compensation Actually Paid to Non-PEO NEOs (e)	1,679,339	718,359	2,185,221

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid, Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Revenue
Total Shareholder Return Vs Peer Group	Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid, Company TSR and Peer Group TSR
Tabular List, Table

Revenue
Revenue growth
Adjusted EBITDA(1)
Adjusted EBITDA margin(1)

Total Shareholder Return Amount	$ 302.15	216.78	275.79
Peer Group Total Shareholder Return Amount	226.32	175.64	162.83
Net Income (Loss)	$ 49,001	$ 21,376	$ 20,177
Company Selected Measure Amount	1,563,548	1,301,674	910,739
Additional 402(v) Disclosure
Adjusted EBITDA and Adjusted EBITDA margin are financial measures not presented in accordance with generally accepted accounting principles (“GAAP”). Adjusted EBITDA represents net income before, as applicable from time to time, (i) interest expense, net, (ii) provision (benefit) for income taxes, (iii) depreciation, depletion, accretion and amortization, (iv) equity-based compensation expense, (v) loss on the extinguishment of debt, and (vi) certain management fees and expenses (for periods commencing prior to September 30, 2023). Adjusted EBITDA margin represents Adjusted EBITDA as a percentage of revenues for the applicable period. These metrics are supplemental measures of the Company’s operating performance that are neither required by, nor presented in accordance with, GAAP. These measures have limitations as analytical tools and should not be considered in isolation or as an alternative to net income or any other performance measure derived in accordance with GAAP as an indicator of the Company’s operating performance. The Company presents Adjusted EBITDA and Adjusted EBITDA margin because management uses these measures as key performance indicators, and the Company believes that securities analysts, investors and others use these measures to evaluate companies in the Company’s industry. The Company’s calculation of Adjusted EBITDA and Adjusted EBITDA margin may not be comparable to similarly named measures reported by other companies. Potential differences may include differences in capital structures, tax positions and the age and book depreciation of intangible and tangible assets. For further discussion, including a reconciliation of net income, the most directly comparable measure calculated in accordance with GAAP, to Adjusted EBITDA and the calculation of Adjusted EBITDA margin, see Item 7 of our 2023 Form 10-K.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA(1)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA margin(1)
Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,446,392	$ 2,362,627	$ 3,939,343
PEO Actually Paid Compensation Amount	4,047,952	1,367,724	4,996,295
Owens [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			492,913
PEO Actually Paid Compensation Amount			492,913
PEO | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(793,024)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,179,480)	(2,844,325)
PEO | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	878,160	946,084	3,770,802
PEO | Equity Awards Granted in Prior Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,294,324	(775,879)	0
PEO | Equity Awards, Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,525	50,270	130,476
PEO | Equity Awards, Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,574	(35,898)	0
Non-PEO NEO | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,469)	(453,645)	(1,141,819)
Non-PEO NEO | Equity Awards Granted During the Year, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	332,716	362,249	1,412,072
Non-PEO NEO | Equity Awards Granted in Prior Years, Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	480,729	(296,622)	0
Non-PEO NEO | Equity Awards, Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,902	21,279	25,757
Non-PEO NEO | Equity Awards, Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 55,180	$ (11,304)	$ 0